Wells Fargo Absolute Return Fund	Portfolio of investments — July 31, 2019 (unaudited)

		Shares	Value
Investment Companies : 98.73%
GMO Benchmark-Free Allocation Fund Class MF (l)		131,037,694	$3,485,602,662

Total Investment Companies (Cost $3,193,911,670)			3,485,602,662

Total investments (Cost $3,193,911,670)	98.73%		3,485,602,662
Other assets and liabilities, net	1.27		44,732,553

Total net assets	100.00%		$3,530,335,215

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
GMO Benchmark-Free Allocation Fund Class MF	142,644,949	149,477	11,756,732	131,037,694	$3,485,602,662	98.73%

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO Funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives. As of July 31, 2019, the Fund owned 33% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of July 31, 2019, (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$3,485,602,662	$0	$0	$3,485,602,662

Total assets	$3,485,602,662	$0	$0	$3,485,602,662

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Asia Pacific Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 97.55%
Australia : 8.41%
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	47,685	$992,280
Australia & New Zealand Banking Group Limited (Financials, Banks)	52,572	999,114
BHP Billiton Limited (Materials, Metals & Mining)	45,979	1,265,832
Goodman Group (Real Estate, Equity REITs)	86,000	869,763
Mirvac Group (Real Estate, Equity REITs)	339,072	745,043
Northern Star Resources Limited (Materials, Metals & Mining)	156,286	1,375,225
Qantas Airways Limited (Industrials, Airlines)	220,163	857,092
Rio Tinto Limited (Materials, Metals & Mining)	16,927	1,132,879
Suncorp Group Limited (Financials, Insurance)	128,830	1,187,398
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	25,252	595,467
		10,020,093

China : 29.88%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	21,950	3,799,765
Baidu Incorporated ADR (Communication Services, Interactive Media & Services) †	4,351	486,007
Bank of China Limited H Shares (Financials, Banks)	2,074,000	842,226
Beijing Sinnet Technology Company Limited Class A (Information Technology, IT Services)	220,500	602,686
China Construction Bank H Shares (Financials, Banks)	1,943,000	1,491,700
China Life Insurance Company H Shares (Financials, Insurance)	381,000	970,471
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	170,000	685,957
China Merchants Shekou Industrial Zone Holdings Company Limited Class A (Real Estate, Real Estate Management & Development)	191,896	570,888
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	66,000	561,289
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	334,000	1,138,625
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	742,000	476,372
China State Construction International Holdings (Industrials, Construction & Engineering)	922,000	947,108
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	151,700	569,797
Chinasoft International Limited (Information Technology, IT Services)	1,028,000	511,097
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	331,000	631,977
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	638,635	556,555
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	29,400	1,146,012
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	328,000	500,242
Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	608,000	618,181
Haier Smart Home Company Limited Class A (Consumer Discretionary, Household Durables) †	377,496	915,454
Hengan International Group Company Limited (Consumer Staples, Personal Products)	73,500	555,927
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	2,448,000	665,355
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	1,673,000	1,123,497
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,070,000	860,979
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	82,400	649,026
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,222,000	648,153
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	595,000	706,482
Ping An Insurance Group Company H Shares (Financials, Insurance)	148,000	1,744,300
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	144,400	693,101
Sany Heavy Industry Company Limited Class A (Industrials, Machinery)	333,097	677,737
Semiconductor Manufacturing International Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	491,000	578,338
Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	199,000	549,598
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	159,200	588,498
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	74,800	3,485,154
Uni-President China Holdings Limited (Consumer Staples, Food Products)	574,000	678,902
Wanhua Chemical Group Company Limited Class A (Materials, Chemicals)	91,400	578,566
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) 144A†«	656,200	749,366
Yum China Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,800	673,400
Zhengzhou Yutong Bus Company Limited (Industrials, Machinery)	302,800	567,334
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	2,036,000	814,830
		35,610,952

Hong Kong : 1.17%
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	806,800	770,324

1

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Asia Pacific Fund

	Shares	Value
Hong Kong (continued)
WH Group Limited (Consumer Staples, Food Products) 144A	642,000	$624,903
		1,395,227

India : 6.42%
HDFC Bank Limited (Financials, Banks)	27,690	903,235
ICICI Bank Limited (Financials, Banks)	259,963	1,599,624
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	437,560	909,010
Infosys Limited ADR (Information Technology, IT Services)	145,700	1,649,324
Oberoi Realty Limited (Real Estate, Real Estate Management & Development) †	78,950	628,573
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	58,490	986,006
State Bank of India (Financials, Banks) †	203,758	979,246
		7,655,018

Indonesia : 1.67%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	3,102,500	983,114
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	3,282,000	1,001,606
		1,984,720

Japan : 27.82%
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	14,000	752,630
Ezaki Glico Company Limited (Consumer Staples, Food Products)	14,900	646,918
FANUC Corporation (Industrials, Machinery)	4,500	799,769
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	52,900	1,875,559
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	26,100	649,381
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	87,000	763,021
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	97,900	1,149,323
Japan Airlines Company Limited (Industrials, Airlines)	37,100	1,161,797
Kao Corporation (Consumer Staples, Personal Products)	13,500	985,240
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,500	1,434,622
KOSE Corporation (Consumer Staples, Personal Products)	5,200	886,405
Kyoritsu Maintenance Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,300	572,586
Kyushu Railway Company (Industrials, Road & Rail)	19,600	558,445
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	37,700	1,254,916
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	323,700	1,598,755
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	52,400	1,182,887
Nintendo Company Limited (Communication Services, Entertainment)	3,800	1,397,992
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	34,800	1,570,561
Obayashi Corporation (Industrials, Construction & Engineering)	76,000	719,798
Open House Company Limited (Real Estate, Real Estate Management & Development)	17,700	771,135
ORIX Corporation (Financials, Diversified Financial Services)	57,600	822,063
Otsuka Corporation (Information Technology, IT Services)	29,300	1,155,356
Panasonic Corporation (Consumer Discretionary, Household Durables)	71,900	606,272
Recruit Holdings Company Limited (Industrials, Professional Services)	24,300	822,858
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	3,500	621,260
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	84,200	1,356,842
SoftBank Group Corporation (Communication Services, Wireless Telecommunication Services)	33,600	1,715,554
Sony Corporation (Consumer Discretionary, Household Durables)	13,800	784,860
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	33,100	1,131,303
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,400	914,611
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	38,700	2,500,530
		33,163,249

Malaysia : 1.59%
CIMB Group Holdings Bhd (Financials, Banks)	546,800	670,948
Public Bank Bhd (Financials, Banks)	103,700	549,340
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,268,200	670,695
		1,890,983

Philippines : 1.71%
Ayala Land Incorporated (Real Estate, Real Estate Management & Development)	747,000	728,382

2

Wells Fargo Asia Pacific Fund	Portfolio of investments — July 31, 2019 (unaudited)

		Shares	Value
Philippines (continued)
Bank of the Philippine Islands (Financials, Banks)		390,863	$688,919
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)		6,577,000	618,226
			2,035,527

Singapore : 1.54%
DBS Group Holdings Limited (Financials, Banks)		31,900	608,232
Keppel Corporation Limited (Industrials, Industrial Conglomerates)		135,400	625,647
Oversea-Chinese Banking Corporation Limited (Financials, Banks)		72,800	606,110
			1,839,989

South Korea : 7.77%
Hana Financial Group Incorporated (Financials, Banks)		16,945	495,982
Hyundai Motor Company (Consumer Discretionary, Automobiles)		5,860	623,372
KB Financial Group Incorporated (Financials, Banks)		14,871	543,413
Korea Zinc Company Limited (Materials, Metals & Mining)		1,708	636,360
LG Chem Limited (Materials, Chemicals)		2,173	614,584
NH Investment & Securities Company Limited (Financials, Capital Markets)		57,673	632,264
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		85,014	3,219,880
Samsung Fire & Marine Insurance (Financials, Insurance)		2,574	572,193
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		3,389	705,767
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		18,938	1,212,300
			9,256,115

Taiwan : 8.48%
ASE Industrial Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		307,000	684,031
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		197,000	950,947
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)		73,000	509,405
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		341,868	856,984
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		163,000	1,630,362
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		445,000	3,659,258
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		246,000	636,763
Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)		97,000	1,181,710
			10,109,460

Thailand : 1.09%
Bangkok Bank PCL (Financials, Banks)		99,000	579,445
Kasikornbank PCL (Financials, Banks)		129,400	725,704
			1,305,149

Total Common Stocks (Cost $105,346,888)			116,266,482

	Yield
Short-Term Investments : 2.72%
Investment Companies : 2.72%
Securities Lending Cash Investments LLC (l)(r)(u)	2.46%	614,943	615,005
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.26	2,626,568	2,626,568
Total Short-Term Investments (Cost $3,241,573)			3,241,573

Total investments in securities (Cost $108,588,461)	100.27%		$119,508,055
Other assets and liabilities, net	(0.27)		(316,609)

Total net assets	100.00%		$119,191,446

3

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Asia Pacific Fund

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,444,919	6,031,320	6,861,296	614,943	$615,005
Wells Fargo Government Money Market Fund Select Class	4,143,878	34,303,639	35,820,949	2,626,568	2,626,568

					$3,241,573	2.72%

Wells Fargo Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$10,020,093	$0	$10,020,093
China	6,105,184	29,505,768	0	35,610,952
Hong Kong	0	1,395,227	0	1,395,227
India	1,649,324	6,005,694	0	7,655,018
Indonesia	0	1,984,720	0	1,984,720
Japan	0	33,163,249	0	33,163,249
Malaysia	0	1,890,983	0	1,890,983
Philippines	0	2,035,527	0	2,035,527
Singapore	0	1,839,989	0	1,839,989
South Korea	572,193	8,683,922	0	9,256,115
Taiwan	0	10,109,460	0	10,109,460
Thailand	0	1,305,149	0	1,305,149
Short-term investments
Investment companies	3,241,573	0	0	3,241,573

Total assets	$11,568,274	$107,939,781	$0	$119,508,055

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Asset Allocation Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Exchange-Traded Funds : 2.31%
Consumer Staples Select Sector SPDR Fund	764,656	$45,443,506

Total Exchange-Traded Funds (Cost $38,182,784)		45,443,506

Investment Companies : 97.81%
Affiliated Master Portfolios : 82.50%
Wells Fargo C&B Large Cap Value Portfolio		59,415,008
Wells Fargo Core Bond Portfolio		138,832,182
Wells Fargo Diversified Large Cap Growth Portfolio		186,256,250
Wells Fargo Emerging Growth Portfolio		22,147,103
Wells Fargo Factor Enhanced Emerging Markets Portfolio		25,979,915
Wells Fargo International Growth Portfolio		170,457,768
Wells Fargo International Value Portfolio		188,760,562
Wells Fargo Large Company Value Portfolio		197,051,644
Wells Fargo Managed Fixed Income Portfolio		486,043,428
Wells Fargo Real Return Portfolio		69,238,183
Wells Fargo Small Company Growth Portfolio		22,232,006
Wells Fargo Small Company Value Portfolio		54,575,956
		1,620,990,005

Affiliated Stock Funds : 15.31%
Wells Fargo Disciplined U.S. Core Fund Class R6	14,022,159	249,033,537
Wells Fargo Emerging Markets Equity Fund Class R6	1,033,686	25,945,526
Wells Fargo Emerging Markets Equity Income Fund Class R6	2,354,884	25,691,787
		300,670,850

Total Investment Companies (Cost $1,810,950,578)		1,921,660,855

	Yield	Maturity date	Principal
Short-Term Investments : 0.10%
U.S. Treasury Securities : 0.10%
U.S. Treasury Bill #(z)	1.71%	8-6-2019	$1,629,000	1,628,547
U.S. Treasury Bill #(z)	2.02	11-7-2019	328,000	326,180

Total Short-Term Investments (Cost $1,954,723)				1,954,727

Total investments in securities (Cost $1,851,088,085)	100.22%			1,969,059,088
Other assets and liabilities, net	(0.22)			(4,287,850)

Total net assets	100.00%			$1,964,771,238

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	14,980,840	836	959,517	14,022,159	$249,033,537
Wells Fargo Emerging Markets Equity Fund Class R6	1,066,144	2,733	35,191	1,033,686	25,945,526
Wells Fargo Emerging Markets Equity Income Fund Class R6	2,372,396	34,557	52,069	2,354,884	25,691,787

					$300,670,850	15.31%

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) or directly in securities employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in foreign exchange rate and is subject to foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$45,443,506	$0	$0	$45,443,506
Investment companies	300,670,850	0	0	300,670,850
Short-term investments
U.S. Treasury securities	1,954,727	0	0	1,954,727
Investments measured at net asset value*				1,620,990,005

	348,069,083	0	0	1,969,059,088
Futures contracts	511,629	0	0	511,629

Total assets	$348,580,712	$0	$0	$1,969,570,717

Liabilities
Futures contracts	619,707	0	0	619,707

Total liabilities	$619,707	$0	$0	$619,707

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in affiliated Master Portfolios are valued at $1,620,990,005. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 95.22%
Australia : 1.38%
AGL Energy Limited (Utilities, Multi-Utilities)	8,500	$121,816
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	29,100	210,616
CSR Limited (Materials, Construction Materials)	59,900	163,776
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	43,900	131,468
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	11,600	114,975
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	54,773
Mineral Resources Limited (Materials, Metals & Mining)	8,000	86,945
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	18,916	102,357
Qantas Airways Limited (Industrials, Airlines)	59,300	230,854
Rio Tinto Limited (Materials, Metals & Mining)	1,800	120,469
		1,338,049

Austria : 0.37%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	4,800	240,178
Voestalpine AG (Materials, Metals & Mining)	4,300	113,517
		353,695

Brazil : 2.07%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	15,405	170,303
Banco de Brasil SA (Financials, Banks)	10,900	140,579
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	93,603
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels) †	38,583	566,013
JBS SA (Consumer Staples, Food Products)	31,400	204,871
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	14,700	102,459
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	48,115	724,131
		2,001,959

Canada : 2.77%
Canadian National Railway Company (Industrials, Road & Rail)	3,168	299,724
Canadian Pacific Railway Limited (Industrials, Road & Rail)	797	190,156
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	4,460	165,248
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	21,600	388,695
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	3,800	197,169
Lundin Mining Corporation (Materials, Metals & Mining)	180,308	872,987
Magna International Incorporated (Consumer Discretionary, Auto Components)	7,300	368,153
WestJet Airlines Limited (Industrials, Airlines)	8,600	200,436
		2,682,568

China : 3.61%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,000	74,649
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	94,000	799,411
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	139,958
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	117,500	135,762
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	153,535
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	238,000	106,155
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	94,543
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	19,771	341,841
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	77,300	608,856
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	103,500	122,892
Ping An Insurance Group Company H Shares (Financials, Insurance)	7,500	88,394
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,400	30,719
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	261,400	502,657
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	110,800	248,616
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	49,638
		3,497,626

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Diversified International Fund

	Shares	Value
Denmark : 1.02%
Carlsberg AS Class B (Consumer Staples, Beverages)	541	$73,895
Danske Bank AS (Financials, Banks)	9,300	138,036
Genmab AS (Health Care, Biotechnology) †	3,792	702,301
Sydbank AS (Financials, Banks)	4,000	69,588
		983,820

Finland : 0.18%
Fortum Oyj (Utilities, Electric Utilities)	3,367	77,238
Nordea Bank AB (Financials, Banks)	15,000	96,261
		173,499

France : 8.32%
Air Liquide SA (Materials, Chemicals)	8,198	1,131,622
Amundi SA (Financials, Diversified Financial Services)	3,094	212,881
Arkema SA (Materials, Chemicals)	910	81,905
AXA SA (Financials, Insurance)	9,200	231,732
BNP Paribas SA (Financials, Banks)	18,029	843,757
Capgemini SA (Information Technology, IT Services)	1,533	194,636
Compagnie de Saint-Gobain SA (Industrials, Building Products)	23,772	910,672
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	2,200	243,204
Credit Agricole SA (Financials, Banks)	13,900	165,465
Eiffage SA (Industrials, Construction & Engineering)	4,200	415,012
Engie SA (Utilities, Multi-Utilities)	13,300	204,680
Natixis SA (Financials, Capital Markets)	27,500	110,284
Orange SA (Communication Services, Diversified Telecommunication Services)	65,896	976,742
Renault SA (Consumer Discretionary, Automobiles)	3,100	173,438
Safran SA (Industrials, Aerospace & Defense)	2,099	301,334
Sanofi SA (Health Care, Pharmaceuticals)	7,600	633,322
Schneider Electric SE (Industrials, Electrical Equipment)	1,512	130,449
Societe Generale SA (Financials, Banks)	3,700	90,630
Total SA (Energy, Oil, Gas & Consumable Fuels)	9,700	502,753
Vinci SA (Industrials, Construction & Engineering)	4,973	511,541
		8,066,059

Germany : 13.41%
Allianz AG (Financials, Insurance)	5,548	1,287,186
Aurubis AG (Materials, Metals & Mining)	1,600	69,490
BASF SE (Materials, Chemicals)	2,900	192,514
Bayer AG (Health Care, Pharmaceuticals)	1,900	123,061
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	162,758
Beiersdorf AG (Consumer Staples, Personal Products)	1,758	203,731
Covestro AG (Materials, Chemicals) 144A	2,700	121,773
Daimler AG (Consumer Discretionary, Automobiles)	5,300	275,138
Deutsche Boerse AG (Financials, Capital Markets)	15,002	2,082,611
Deutsche Post AG (Industrials, Air Freight & Logistics)	33,781	1,098,779
Linde plc (Materials, Chemicals)	11,976	2,290,090
Metro AG (Consumer Staples, Food & Staples Retailing) «	41,234	634,254
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	3,250	774,499
Rheinmetall AG (Industrials, Industrial Conglomerates)	1,963	222,747
SAP SE (Information Technology, Software)	3,264	398,978
Siemens AG (Industrials, Industrial Conglomerates)	4,233	460,692
Symrise AG (Materials, Chemicals)	4,031	371,428
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	272,791
Wirecard AG (Information Technology, IT Services)	11,611	1,948,573
		12,991,093

Hong Kong : 2.89%
AIA Group Limited (Financials, Insurance)	140,600	1,439,148
China Everbright Limited (Financials, Capital Markets)	180,000	237,777
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	109,500	90,297
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	104,000	84,180
Sinotruk Hong Kong Limited (Industrials, Machinery)	59,500	87,249
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	86,887

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Hong Kong (continued)
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	11,000	$69,221
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	586,000	590,709
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	117,681
		2,803,149

Hungary : 0.06%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	61,596

India : 0.75%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	23,716	729,129

Ireland : 2.62%
C&C Group plc (Consumer Staples, Beverages)	18,600	84,008
Greencore Group plc (Consumer Staples, Food Products)	181,237	471,220
Medtronic plc (Health Care, Health Care Equipment & Supplies)	10,877	1,108,801
Smurfit Kappa Group plc (Materials, Containers & Packaging)	4,300	135,285
Willis Towers Watson plc (Financials, Insurance)	3,777	737,346
		2,536,660

Israel : 1.17%
Bank Hapoalim Limited (Financials, Banks) †	14,200	107,388
Check Point Software Technologies Limited (Information Technology, Software) †	7,862	880,151
Nice Systems Limited ADR (Information Technology, Software) †	927	141,571
		1,129,110

Italy : 4.02%
A2A SpA (Utilities, Multi-Utilities)	104,600	182,839
Assicurazioni Generali SpA (Financials, Insurance)	18,542	345,814
Enel SpA (Utilities, Electric Utilities)	94,000	643,019
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	54,008	843,675
Intesa Sanpaolo SpA (Financials, Banks)	248,364	538,678
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	9,300	113,231
Mediobanca SpA (Financials, Banks)	23,400	234,375
Prysmian SpA (Industrials, Electrical Equipment)	48,483	998,101
		3,899,732

Japan : 12.54%
Adeka Corporation (Materials, Chemicals)	13,000	190,140
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	107,244
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,500	391,393
Asahi Glass Company Limited (Industrials, Building Products)	4,900	150,087
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	14,200	201,241
Central Glass Company Limited (Industrials, Building Products)	1,500	34,098
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,600	97,227
Daiwa Securities Group Incorporated (Financials, Capital Markets)	190,100	819,623
Denka Company Limited (Materials, Chemicals)	6,300	181,304
DIC Incorporated (Materials, Chemicals)	5,300	142,992
Dowa Mining Company Limited (Materials, Metals & Mining)	4,900	154,750
Fujikura Limited (Industrials, Electrical Equipment)	15,500	56,700
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	34,200	1,212,554
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	182,580
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	277,995
Japan Airlines Company Limited (Industrials, Airlines)	6,300	197,286
Japan Exchange Group Incorporated (Financials, Capital Markets)	3,200	46,898
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,200	58,133
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	20,000	521,830
Komatsu Limited (Industrials, Machinery)	9,600	214,660
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	4,900	103,980
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,300	196,422
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	12,000	116,097
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	81,176

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Diversified International Fund

	Shares	Value
Japan (continued)
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	156,100	$770,978
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	37,300	197,661
Mitsui Chemicals Incorporated (Materials, Chemicals)	9,500	217,240
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	243,555
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	8,100	583,691
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	12,500	564,138
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	209,298
ORIX Corporation (Financials, Diversified Financial Services)	16,500	235,487
Recruit Holdings Company Limited (Industrials, Professional Services)	2,066	69,960
Resona Holdings Incorporated (Financials, Banks)	62,600	255,199
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	115,862
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	241,820
Sompo Holdings Incorporated (Financials, Insurance)	3,200	132,521
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,000	193,432
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	279,758
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	29,000	594,622
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	21,800	750,266
Teijin Limited (Materials, Chemicals)	5,700	98,614
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	7,600	139,831
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	7,360	160,808
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	77,074
UBE Industries Limited (Materials, Chemicals)	7,900	164,482
West Japan Railway Company (Industrials, Road & Rail)	1,500	122,786
		12,155,493

Malaysia : 0.47%
CIMB Group Holdings Bhd (Financials, Banks)	371,423	455,753

Netherlands : 6.95%
Adyen NV (Information Technology, IT Services) 144A†	434	327,924
Aegon NV (Financials, Insurance)	23,200	114,328
Airbus SE (Industrials, Aerospace & Defense)	10,226	1,445,556
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	754	168,009
ING Groep NV (Financials, Banks)	96,844	1,074,556
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	14,600	331,609
Koninklijke DSM NV (Materials, Chemicals)	4,279	530,117
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	20,088	942,341
NN Group NV (Financials, Insurance)	25,859	971,550
OCI NV (Materials, Chemicals) †	31,025	809,195
X5 Retail Group NV (Consumer Staples, Food & Staples Retailing)	700	23,408
		6,738,593

Norway : 1.24%
Den Norske Bank ASA (Financials, Banks)	62,488	1,117,948
Mowi ASA (Consumer Staples, Food Products)	3,500	84,115
		1,202,063

Russia : 1.32%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	5,900	199,125
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	342,090
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	9,109	210,600
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	64,526	527,177
		1,278,992

Singapore : 1.11%
DBS Group Holdings Limited (Financials, Banks)	6,400	122,028
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	162,100	749,021
United Overseas Bank Limited (Financials, Banks)	10,700	203,864
		1,074,913

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
South Africa : 0.74%
Absa Group Limited (Financials, Banks)	12,600	$139,616
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,500	17,508
Motus Holdings Limited (Consumer Discretionary, Specialty Retail)	5,500	28,338
Old Mutual Limited (Financials, Insurance)	59,600	78,348
Omnia Holdings Limited (Materials, Chemicals)	7,600	17,888
Sasol Limited (Materials, Chemicals)	20,193	436,645
		718,343

South Korea : 1.72%
BNK Financial Group Incorporated (Financials, Banks)	1,018	6,005
Hana Financial Group Incorporated (Financials, Banks)	6,710	196,402
Industrial Bank of Korea (Financials, Banks)	16,600	183,871
JB Financial Group Company Limited (Financials, Banks)	1,964	9,124
KT&G Corporation (Consumer Staples, Tobacco)	2,300	186,768
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	9,600	105,129
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)	233	223,292
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	3,096	648,089
Woori Financial Group Incorporated (Financials, Banks)	9,800	108,262
		1,666,942

Spain : 0.53%
Amadeus IT Holding SA Class A (Information Technology, IT Services)	444	34,697
Banco Santander Central Hispano SA (Financials, Banks)	29,500	125,914
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	92,108
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	16,200	256,945
		509,664

Sweden : 0.61%
Boliden AB (Materials, Metals & Mining)	6,700	151,938
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	4,876	85,014
Volvo AB Class B (Industrials, Machinery)	23,600	350,581
		587,533

Switzerland : 6.30%
Baloise Holding AG (Financials, Insurance)	1,400	252,863
Idorsia Limited (Health Care, Biotechnology) †	7,514	160,054
LafargeHolcim Limited (Materials, Construction Materials)	16,264	798,278
Lonza Group AG (Health Care, Life Sciences Tools & Services)	1,603	549,113
Nestle SA (Consumer Staples, Food Products)	14,011	1,486,387
Novartis AG (Health Care, Pharmaceuticals)	11,040	1,012,355
Roche Holding AG (Health Care, Pharmaceuticals)	2,960	792,289
Swiss Life Holding AG (Financials, Insurance)	700	338,267
Swiss Reinsurance AG (Financials, Insurance)	3,020	292,447
UBS Group AG (Financials, Capital Markets)	10,600	118,315
Valiant Holding AG (Financials, Banks)	600	61,506
Zurich Insurance Group AG (Financials, Insurance)	700	243,482
		6,105,356

Taiwan : 0.41%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	35,000	56,810
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	139,248
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	200,086
		396,144

Thailand : 0.08%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	83,600	82,227

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Diversified International Fund

			Shares	Value
United Kingdom : 13.98%
3i Group plc (Financials, Capital Markets)			21,200	$285,670
Anglo American plc (Materials, Metals & Mining)			11,100	271,999
Aon plc (Financials, Insurance)			6,198	1,172,972
AVEVA Group plc (Information Technology, Software)			4,527	218,701
Aviva plc (Financials, Insurance)			22,000	108,012
Babcock International Group plc (Industrials, Commercial Services & Supplies)			2,100	12,102
BAE Systems plc (Industrials, Aerospace & Defense)			56,500	375,371
Barratt Developments plc (Consumer Discretionary, Household Durables)			23,400	182,689
Bellway plc (Consumer Discretionary, Household Durables)			4,200	151,391
Bovis Homes Group plc (Consumer Discretionary, Household Durables)			8,600	109,856
BP plc (Energy, Oil, Gas & Consumable Fuels)			245,343	1,623,373
BT Group plc (Communication Services, Diversified Telecommunication Services)			33,500	78,469
Centrica plc (Utilities, Multi-Utilities)			68,900	63,428
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)			20,500	91,162
Experian Group Limited plc (Industrials, Professional Services)			13,740	416,723
Fresnillo plc (Materials, Metals & Mining)			54,872	396,044
Galliford Try plc (Industrials, Construction & Engineering)			8,666	62,075
GlaxoSmithKline plc (Health Care, Pharmaceuticals)			32,300	667,994
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			7,800	197,964
Inchcape plc (Consumer Discretionary, Distributors)			19,900	150,759
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			37,300	89,006
John Wood Group plc (Energy, Energy Equipment & Services)			149,769	965,068
Kingfisher plc (Consumer Discretionary, Specialty Retail)			188,525	508,996
Lloyds Banking Group plc (Financials, Banks)			134,900	87,265
London Stock Exchange Group plc (Financials, Capital Markets)			9,236	741,760
Man Group plc (Financials, Capital Markets)			148,683	306,880
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			44,100	110,842
Melrose Industries plc (Industrials, Electrical Equipment)			201,650	455,106
QinetiQ Group plc (Industrials, Aerospace & Defense)			47,700	167,510
Redrow plc (Consumer Discretionary, Household Durables)			23,047	156,833
RELX plc (Industrials, Professional Services)			8,706	206,492
Rentokil Initial plc (Industrials, Commercial Services & Supplies)			16,587	87,636
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			21,300	672,761
Royal Mail plc (Industrials, Air Freight & Logistics)			20,900	53,298
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †			19,166	909,043
Smiths Group plc (Industrials, Industrial Conglomerates)			49,052	975,536
Tate & Lyle plc (Consumer Staples, Food Products)			15,700	143,789
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			3,600	169,318
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)			58,123	105,783
				13,549,676

United States : 2.58%
Alphabet Incorporated Class A (Communication Services, Interactive Media & Services) †			301	366,678
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †			291	354,054
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			344	642,172
Gentex Corporation (Consumer Discretionary, Auto Components)			26,381	723,367
Intercontinental Exchange Incorporated (Financials, Capital Markets)			4,691	412,151
				2,498,422

Total Common Stocks (Cost $83,393,596)				92,267,858

		Expiration date
Participation Notes : 0.68%
Ireland : 0.68%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†(a)		10-29-2019	61,587	658,779

Total Participation Notes (Cost $833,101)				658,779

Dividend yield
Preferred Stocks : 0.79%
Brazil : 0.79%
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	0.44%		111,217	760,030

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2019 (unaudited)

		Yield	Shares	Value
Total Preferred Stocks (Cost $680,485)				$760,030

Short-Term Investments : 3.49%
Investment Companies : 3.49%
Securities Lending Cash Investments LLC (l)(r)(u)		2.46%	667,727	667,794
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.26	2,715,884	2,715,884
Total Short-Term Investments (Cost $3,383,731)				3,383,678

Total investments in securities (Cost $88,290,913)	100.18%			97,070,345
Other assets and liabilities, net	(0.18)			(173,232)

Total net assets	100.00%			$96,897,113

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	592,358	17,961,214	17,885,845	667,727	$667,794
Wells Fargo Government Money Market Fund Select Class	2,648,395	15,537,289	15,469,800	2,715,884	2,715,884

					$3,383,678	3.49%

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$1,338,049	$0	$1,338,049
Austria	0	353,695	0	353,695
Brazil	2,001,959	0	0	2,001,959
Canada	2,682,568	0	0	2,682,568
China	341,841	3,155,785	0	3,497,626
Denmark	0	983,820	0	983,820
Finland	96,261	77,238	0	173,499
France	173,438	7,892,621	0	8,066,059

Germany	2,386,469	10,604,624	0	12,991,093
Hong Kong	0	2,803,149	0	2,803,149
Hungary	61,596	0	0	61,596
India	0	729,129	0	729,129
Ireland	2,401,375	135,285	0	2,536,660
Israel	1,021,722	107,388	0	1,129,110
Italy	0	3,899,732	0	3,899,732
Japan	0	12,155,493	0	12,155,493
Malaysia	0	455,753	0	455,753
Netherlands	23,408	6,715,185	0	6,738,593
Norway	0	1,202,063	0	1,202,063
Russia	1,278,992	0	0	1,278,992
Singapore	0	1,074,913	0	1,074,913
South Africa	35,396	682,947	0	718,343
South Korea	0	1,666,942	0	1,666,942
Spain	0	509,664	0	509,664
Sweden	0	587,533	0	587,533
Switzerland	0	6,105,356	0	6,105,356
Taiwan	0	396,144	0	396,144
Thailand	82,227	0	0	82,227
United Kingdom	2,135,313	11,414,363	0	13,549,676
United States	2,498,422	0	0	2,498,422
Participation notes
Ireland	0	658,779	0	658,779
Preferred stocks
Brazil	760,030	0	0	760,030
Short-term investments
Investment companies	3,383,678	0	0	3,383,678

	21,364,695	75,705,650	0	97,070,345
Forward foreign currency contracts	0	96,784	0	96,784

Total assets	$21,364,695	$75,802,434	$0	$97,167,129

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 90.56%
Argentina : 0.39%
MercadoLibre Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †	25,616	$15,918,295

Brazil : 8.69%
Ambev SA ADR (Consumer Staples, Beverages)	4,397,000	23,172,190
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	5,310,000	32,572,248
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	3,970,733	39,474,789
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	5,303,005	58,625,069
Banco Bradesco SA ADR (Financials, Banks)	3,945,494	35,667,266
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,425,794	13,062,237
BRF Brazil Foods SA ADR (Consumer Staples, Food Products) †	5,368,092	46,648,719
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	1,999,507	21,900,348
IRB-Brasil Resseguros SA (Financials, Insurance)	641,669	15,972,999
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	2,925,175	36,377,378
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	1,836,906	13,664,827
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	791,600	17,218,210
		354,356,280

Chile : 1.33%
Banco Santander Chile SA ADR (Financials, Banks)	1,068,392	30,972,684
SACI Falabella (Consumer Discretionary, Multiline Retail)	3,737,228	23,091,755
		54,064,439

China : 30.09%
51job Incorporated ADR (Industrials, Professional Services) †	526,441	40,825,500
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	528,037	91,408,485
Baidu Incorporated ADR (Communication Services, Interactive Media & Services) †	122,540	13,687,718
Best Incorporated ADR (Industrials, Air Freight & Logistics) «†	4,139,527	20,697,635
Bilibili Incorporated ADR (Communication Services, Entertainment) «†	2,007,845	30,418,852
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services) †	973,710	4,936,710
China Life Insurance Company H Shares (Financials, Insurance)	29,418,290	74,933,326
China Literature Limited (Communication Services, Media) 144A«†	1,735,168	6,925,892
China MeiDong Auto Holdings Limited (Consumer Discretionary, Specialty Retail)	17,644,000	12,981,286
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	12,650,165	107,581,731
China Rapid Finance Limited ADR (Financials, Consumer Finance) «†	1,026,299	441,309
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	26,974,000	44,473,754
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	1,303,632	50,815,575
Greentree Hospitality Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,224,841	13,901,945
Hengan International Group Company Limited (Consumer Staples, Personal Products)	2,857,000	21,609,293
Hua Medicine Limited (Health Care, Pharmaceuticals) 144A†	8,798,236	7,867,459
Huami Corporation ADR (Information Technology, Electronic Equipment, Instruments & Components) †	2,114,991	24,935,744
IQIYI Incorporated ADR (Communication Services, Entertainment) «†	1,005,239	18,687,393
Jianpu Technology Incorporated ADR (Financials, Consumer Finance) †	3,093,390	11,352,741
Koolearn Technology Holding Limited (Consumer Discretionary, Diversified Consumer Services) †	7,287,115	10,239,746
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	30,984,207	76,388,587
Meituan Dianping (Consumer Discretionary, Internet & Direct Marketing Retail) †	4,417,900	35,723,965
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	742,213	77,420,238
Pinduoduo Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) «†	223,141	4,969,350
PPDAI Group Incorporated ADR (Financials, Consumer Finance)	4,082,185	15,838,878
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	17,183,390
Shanghai Junshi Bioscience H Shares (Health Care, Biotechnology) 144A«†	1,544,569	6,106,732
SINA Corporation (Communication Services, Interactive Media & Services)	895,807	35,043,970
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	2,743,800	127,841,774
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,600,000	44,450,469
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	6,582,738	50,028,809
Want Want China Holdings Limited (Consumer Staples, Food Products)	50,604,000	39,357,237

1

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Emerging Markets Equity Fund

	Shares	Value
China (continued)
Weibo Corporation ADR (Communication Services, Interactive Media & Services) «†	1,073,140	$42,034,894
Wise Talent Information Technology Company Limited (Communication Services, Interactive Media & Services) †	1,648,460	3,916,807
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) 144A«†	24,589,400	28,080,541
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products) «	25,803,626	13,982,054
		1,227,089,789

Colombia : 0.54%
Bancolombia SA ADR (Financials, Banks)	442,400	22,066,912

Germany : 0.03%
Jumia Technologies AG ADR (Consumer Discretionary, Internet & Direct Marketing Retail) «†	70,954	1,207,637

Hong Kong : 5.06%
AIA Group Limited (Financials, Insurance)	9,156,400	93,722,732
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	7,585,128
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	25,390,500	25,679,225
WH Group Limited (Consumer Staples, Food Products) 144A	81,355,500	79,188,989
		206,176,074

India : 8.12%
AU Small Finance Bank Limited (Financials, Banks) 144A	451,041	4,438,257
Bajaj Finance Limited (Financials, Consumer Finance)	420,281	19,766,066
Bandhan Bank Limited (Financials, Banks) 144A	1,416,131	9,835,690
Bharti Airtel Limited (Communication Services, Wireless Telecommunication Services)	3,361,352	16,439,750
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	2,873,851	10,235,460
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	5,634,970	9,814,890
HDFC Bank Limited ADR (Financials, Banks)	126,826	14,582,453
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	1,115,700	34,301,285
Indusind Bank Limited (Financials, Banks)	817,217	16,711,517
ITC Limited (Consumer Staples, Tobacco)	9,678,960	37,894,450
Kotak Mahindra Bank Limited (Financials, Banks)	1,057,262	23,275,782
Max Financial Services Limited (Financials, Insurance) †	925,389	5,588,711
Oberoi Realty Limited (Real Estate, Real Estate Management & Development) †	1,064,750	8,477,179
Odisha Cement Limited (Materials, Construction Materials)	624,658	8,368,882
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	2,413,174	80,860,951
SBI Life Insurance Company Limited (Financials, Insurance) 144A	914,273	10,573,750
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	2,088,937
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	18,009,397
		331,263,407

Indonesia : 2.02%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	19,151,000	9,491,804
PT Bank Central Asia Tbk (Financials, Banks)	11,349,500	24,916,427
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	2,727,468
PT Link Net Tbk (Communication Services, Diversified Telecommunication Services)	38,278,161	12,343,389
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	2,763,600
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication Services, Diversified Telecommunication Services)	997,754	30,062,328
		82,305,016

Luxembourg : 0.07%
Biotoscana Investments SA (Health Care, Biotechnology) †	1,156,551	2,918,387

Malaysia : 0.69%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,780,900	14,582,237

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Malaysia (continued)
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,496,300	$13,541,912
		28,124,149

Mexico : 5.43%
America Movil SAB de CV ADR (Communication Services, Wireless Telecommunication Services)	1,537,320	21,507,107
Banco Santander Mexico ADR (Financials, Banks)	2,255,333	16,012,864
Becle SAB de CV ADR (Consumer Staples, Beverages)	13,063,925	19,394,360
Cemex SAB de CV ADR (Materials, Construction Materials)	3,571,848	12,715,779
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	38,847,864	50,009,878
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	761,120	69,033,584
Grupo Financiero Banorte SAB de CV (Financials, Banks)	3,073,188	15,374,159
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	5,967,100	17,608,219
		221,655,950

Peru : 0.39%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,054,495	16,070,504

Philippines : 0.90%
Ayala Corporation (Financials, Diversified Financial Services)	727,624	13,657,852
San Miguel Food & Beverage Incorporated (Consumer Staples, Food Products)	3,495,810	6,972,728
SM Investments Corporation (Industrials, Industrial Conglomerates)	812,873	15,896,548
		36,527,128

Russia : 2.98%
Headhunter Group plc ADR (Industrials, Professional Services)	352,760	6,413,177
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels) «	425,249	34,899,343
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	150,816	8,930,289
Sberbank of Russia ADR (Financials, Banks)	1,461,195	21,690,072
Yandex NV Class A (Communication Services, Interactive Media & Services) †	1,265,106	49,617,457
		121,550,338

Singapore : 0.28%
Sea Limited ADR (Communication Services, Entertainment) †	326,967	11,476,542

South Africa : 2.77%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	958,071	16,344,691
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	3,062,643	23,984,438
Oceana Group Limited (Consumer Staples, Food Products)	363,549	1,723,745
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,598,100	27,912,311
Standard Bank Group Limited (Financials, Banks)	1,660,190	20,642,955
Tiger Brands Limited (Consumer Staples, Food Products)	1,438,333	22,349,501
		112,957,641

South Korea : 9.23%
KT Corporation ADR (Communication Services, Diversified Telecommunication Services)	3,874,813	45,722,793
KT&G Corporation (Consumer Staples, Tobacco)	234,091	19,008,952
Naver Corporation (Communication Services, Interactive Media & Services)	519,000	60,212,787
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,621,800	175,049,314
Samsung Life Insurance Company Limited (Financials, Insurance)	627,337	40,272,014
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	567,500	36,328,020
		376,593,880

Taiwan : 8.35%
104 Corporation (Industrials, Professional Services)	1,655,000	9,003,459

3

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Emerging Markets Equity Fund

				Shares	Value
Taiwan (continued)
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)				4,479,881	$44,808,772
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)				2,400,000	23,080,845
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)				8,285,224	68,129,819
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)				2,693,852	114,838,911
Uni-President Enterprises Corporation (Consumer Staples, Food Products)				31,212,368	80,792,157
					340,653,963

Thailand : 2.51%
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)				2,533,139	11,003,411
PTT PCL (Energy, Oil, Gas & Consumable Fuels)				14,459,000	22,133,306
Siam Commercial Bank PCL (Financials, Banks)				7,805,100	34,691,252
Thai Beverage PCL (Consumer Staples, Beverages)				56,927,000	34,481,746
					102,309,715

Turkey : 0.07%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)				1,901,979	2,988,775

United Arab Emirates : 0.05%
Emaar Malls Group (Real Estate, Real Estate Management & Development)				3,773,147	2,177,710

United Kingdom : 0.57%
Standard Chartered plc (Financials, Banks)				2,805,244	23,086,311

Total Common Stocks (Cost $2,960,974,548)					3,693,538,842

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%
Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services) †(a)		6.50%	4-15-2018	$303,000	0

Total Convertible Debentures (Cost $160,691)					0

		Dividend yield		Shares
Preferred Stocks : 1.33%
Brazil : 1.33%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		0.12		11,420,093	54,312,285

Total Preferred Stocks (Cost $45,715,801)					54,312,285

		Yield
Short-Term Investments : 11.39%
Investment Companies : 11.39%
Securities Lending Cash Investments LLC (l)(r)(u)		2.46		125,156,633	125,169,149
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.26		339,575,063	339,575,063
Total Short-Term Investments (Cost $464,744,208)					464,744,212

Total investments in securities (Cost $3,471,595,248)	103.28%				4,212,595,339
Other assets and liabilities, net	(3.28)				(133,891,523)

Total net assets	100.00%				$4,078,703,816

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.

4

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2019 (unaudited)

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	175,500,204	759,478,770	809,822,341	125,156,633	$125,169,149
Wells Fargo Government Money Market Fund Select Class	163,110,726	489,237,980	312,773,643	339,575,063	339,575,063

					$464,744,212	11.39%

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$15,918,295	$0	$0	$15,918,295
Brazil	354,356,280	0	0	354,356,280
Chile	54,064,439	0	0	54,064,439
China	575,576,490	651,513,299	0	1,227,089,789
Colombia	22,066,912	0	0	22,066,912
Germany	1,207,637	0	0	1,207,637
Hong Kong	0	206,176,074	0	206,176,074
India	22,951,335	308,312,072	0	331,263,407
Indonesia	45,133,185	37,171,831	0	82,305,016
Luxembourg	2,918,387	0	0	2,918,387
Malaysia	0	28,124,149	0	28,124,149
Mexico	221,655,950	0	0	221,655,950
Peru	16,070,504	0	0	16,070,504
Philippines	6,972,728	29,554,400	0	36,527,128
Russia	56,030,634	65,519,704	0	121,550,338
Singapore	11,476,542	0	0	11,476,542
South Africa	40,417,937	72,539,704	0	112,957,641
South Korea	45,722,793	330,871,087	0	376,593,880
Taiwan	114,838,911	225,815,052	0	340,653,963
Thailand	0	102,309,715	0	102,309,715
Turkey	2,988,775	0	0	2,988,775
United Arab Emirates	2,177,710	0	0	2,177,710
United Kingdom	0	23,086,311	0	23,086,311
Convertible Debentures

Brazil	0	0	0	0
Preferred stocks
Brazil	54,312,285	0	0	54,312,285
Short-term investments
Investment companies	464,744,212	0	0	464,744,212

Total assets	$2,131,601,941	$2,080,993,398	$0	$4,212,595,339

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 91.56%
Brazil : 6.97%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	976,600	$10,796,377
Banco BTG Pactual SA (Financials, Capital Markets)	510,900	8,000,153
Banco de Brasil SA (Financials, Banks)	340,300	4,388,897
Banco Santander Brasil SA (Financials, Banks)	385,600	4,329,519
Neoenergia SA (Utilities, Electric Utilities)	988,965	4,726,695
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	630,000	4,391,107
Vale SA (Materials, Metals & Mining)	365,274	4,767,461
		41,400,209

Chile : 0.63%
Enel Americas SA ADR (Utilities, Electric Utilities)	452,422	3,732,482

China : 29.11%
Bank of China Limited H Shares (Financials, Banks)	13,423,000	5,450,914
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	5,802,000	3,053,859
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	5,168,000	4,349,308
China Communications Services Corporation Limited H Shares (Industrials, Construction & Engineering)	5,138,000	3,577,124
China Construction Bank H Shares (Financials, Banks)	15,661,000	12,023,422
China Life Insurance Company H Shares (Financials, Insurance)	1,646,000	4,192,638
China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	2,406,000	3,981,846
China Merchants Shekou Industrial Zone Holdings Company Limited Class A (Real Estate, Real Estate Management & Development)	1,360,873	4,048,579
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	954,000	8,113,173
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	1,672,000	5,699,942
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	4,829,600	3,100,653
China Resources Land Limited (Real Estate, Real Estate Management & Development)	1,390,000	5,940,035
China State Construction Engineering Corporation Limited Class A (Industrials, Construction & Engineering)	4,520,800	3,841,040
China State Construction International Holdings (Industrials, Construction & Engineering)	5,806,000	5,964,107
China Vanke Company Limited Class A (Real Estate, Real Estate Management & Development)	996,564	4,127,435
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	1,477,000	2,820,031
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	1,577,000	2,405,128
Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	4,466,000	4,540,781
Haier Smart Home Company Limited Class A (Consumer Discretionary, Household Durables) †	2,443,121	5,924,739
Hengan International Group Company Limited (Consumer Staples, Personal Products)	514,500	3,891,488
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	16,450,000	4,471,032
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	14,617,000	9,815,990
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer Staples, Food Products)	1,384,588	6,232,240
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	5,554,000	4,469,047
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	850,460	6,698,674
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	7,938,000	4,210,344
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	2,941,000	3,492,040
Ping An Insurance Group Company H Shares (Financials, Insurance)	1,150,500	13,559,573
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	681,600	3,271,588
Sany Heavy Industry Company Limited Class A (Industrials, Machinery)	1,596,782	3,248,899
Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	1,430,000	3,949,375
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	1,200,000	4,435,913
Uni-President China Holdings Limited (Consumer Staples, Food Products)	2,134,000	2,524,002
Wanhua Chemical Group Company Limited Class A (Materials, Chemicals)	427,300	2,704,827
Zhengzhou Yutong Bus Company Limited (Industrials, Machinery)	1,473,362	2,760,532
		172,890,318

Colombia : 0.55%
Bancolombia SA ADR (Financials, Banks)	65,610	3,272,627

1

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

	Shares	Value
Hong Kong : 1.44%
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	4,335,000	$4,139,013
WH Group Limited (Consumer Staples, Food Products) 144A	4,561,500	4,440,026
		8,579,039

India : 6.05%
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	1,213,018	6,063,071
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	1,111,775	3,959,679
Embassy Office Parks REIT (Real Estate, Equity REITs) †	1,055,200	5,702,728
Gail India Limited (Utilities, Gas Utilities)	1,359,888	2,538,803
Infosys Limited (Information Technology, IT Services)	729,619	8,327,113
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	2,336,336	4,298,369
Tech Mahindra Limited (Information Technology, IT Services)	550,348	5,070,699
		35,960,462

Indonesia : 2.23%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	19,517,500	6,184,665
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	23,088,400	7,046,155
		13,230,820

Malaysia : 1.88%
CIMB Group Holdings Bhd (Financials, Banks)	3,090,900	3,792,675
Public Bank Bhd (Financials, Banks)	678,200	3,592,697
Sime Darby Bhd (Industrials, Industrial Conglomerates)	7,122,800	3,766,935
		11,152,307

Mexico : 2.55%
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	509,094	5,108,540
Grupo Financiero Banorte SAB de CV (Financials, Banks)	803,334	4,018,818
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	2,037,228	6,011,623
		15,138,981

Peru : 0.67%
Credicorp Limited (Financials, Banks)	18,301	3,989,435

Philippines : 0.94%
Bank of the Philippine Islands (Financials, Banks)	1,397,290	2,462,805
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	32,935,000	3,095,831
		5,558,636

Poland : 1.12%
Bank Pekao SA (Financials, Banks)	149,207	3,963,725
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	251,507	2,704,843
		6,668,568

Qatar : 0.54%
Qatar National Bank (Financials, Banks)	600,730	3,219,914

Russia : 4.54%
Aeroflot PJSC (Industrials, Airlines)	1,870,440	3,152,102
Gazprom PAO ADR (Energy, Oil, Gas & Consumable Fuels)	665,169	4,861,988
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	54,617	4,482,309
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	367,380	3,001,495
Sberbank of Russia ADR (Financials, Banks)	559,631	8,307,198

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Russia (continued)
Tatneft ADR (Energy, Oil, Gas & Consumable Fuels)	45,099	$3,129,697
		26,934,789

South Africa : 4.21%
Absa Group Limited (Financials, Banks)	405,082	4,488,551
Growthpoint Properties Limited (Real Estate, Equity REITs)	1,440,616	2,390,599
Mr Price Group Limited (Consumer Discretionary, Specialty Retail)	10,103	124,017
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	640,783	5,018,156
Sanlam Limited (Financials, Insurance)	557,630	2,886,159
Standard Bank Group Limited (Financials, Banks)	359,438	4,469,285
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	441,409	5,652,528
		25,029,295

South Korea : 12.64%
Coway Company Limited (Consumer Discretionary, Household Durables)	37,198	2,637,911
Hana Financial Group Incorporated (Financials, Banks)	96,108	2,813,091
Hyundai Motor Company (Consumer Discretionary, Automobiles)	28,328	3,013,462
Hyundai Robotics Company Limited (Industrials, Machinery)	12,711	3,484,906
KB Financial Group Incorporated (Financials, Banks)	130,885	4,782,774
Korea Zinc Company Limited (Materials, Metals & Mining)	10,882	4,054,371
NH Investment & Securities Company Limited (Financials, Capital Markets)	293,666	3,219,434
POSCO (Materials, Metals & Mining)	12,868	2,425,392
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	45,616	3,603,755
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	706,245	26,748,821
Samsung Fire & Marine Insurance (Financials, Insurance)	14,342	3,188,189
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	113,561	7,269,509
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	35,676	5,126,254
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	12,954	2,711,677
		75,079,546

Taiwan : 11.72%
Accton Technology Corporation (Information Technology, Communications Equipment)	712,000	3,030,891
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	373,000	3,137,338
ASE Industrial Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,545,000	3,442,436
CTBC Financial Holding Company Limited (Financials, Banks)	5,490,130	3,568,722
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	1,073,000	5,179,524
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	349,000	2,435,375
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,632,704	4,092,814
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	444,150	2,593,229
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	801,000	8,011,781
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,980,000	24,504,692
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	1,156,000	2,992,267
Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	544,550	6,634,022
		69,623,091

Thailand : 1.18%
Bangkok Bank PCL (Financials, Banks)	497,200	2,910,100
Kasikornbank PCL (Financials, Banks)	732,000	4,105,205
		7,015,305

United Arab Emirates : 0.51%
First Abu Dhabi Bank PJSC (Financials, Banks)	693,732	3,000,549

3

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

			Shares	Value
United Kingdom : 2.08%
Anglo American plc (Materials, Metals & Mining)			224,490	$5,500,992
Mondi plc (Materials, Paper & Forest Products)			162,815	3,547,052
Polymetal International plc (Materials, Metals & Mining)			274,666	3,307,787
				12,355,831

Total Common Stocks (Cost $522,605,579)				543,832,204

Exchange-Traded Funds : 0.59%
United States : 0.59%
iShares MSCI Saudi Arabia			108,216	3,521,349

Total Exchange-Traded Funds (Cost $3,530,280)				3,521,349

		Dividend yield
Preferred Stocks : 4.64%
Brazil : 4.15%
Banco Bradesco SA (Financials, Banks)		14.22%	786,199	7,107,279
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)		1.65	1,193,300	4,421,309
Itaúsa Investimentos Itaú SA (Financials, Banks)		8.55	2,306,319	7,535,943
Petroleo Brasil SP ADR (Energy, Oil, Gas & Consumable Fuels)		3.66	407,077	5,585,096
				24,649,627

South Korea : 0.49%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		1.61	94,180	2,912,688

Total Preferred Stocks (Cost $17,577,735)				27,562,315

		Yield
Short-Term Investments : 2.15%
Investment Companies : 2.15%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.26	12,749,122	12,749,122

Total Short-Term Investments (Cost $12,749,122)				12,749,122

Total investments in securities (Cost $556,462,716)	98.94%			587,664,990
Other assets and liabilities, net	1.06			6,305,807

Total net assets	100.00%			$593,970,797

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	9,497,532	211,564,045	208,312,455	12,749,122	$12,749,122	2.15%

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$41,400,209	$0	$0	$41,400,209
Chile	3,732,482	0	0	3,732,482
China	0	172,890,318	0	172,890,318
Columbia	3,272,627	0	0	3,272,627
Hong Kong	0	8,579,039	0	8,579,039
India	4,298,369	31,662,093	0	35,960,462
Indonesia	0	13,230,820	0	13,230,820
Malaysia	0	11,152,307	0	11,152,307
Mexico	15,138,981	0	0	15,138,981
Peru	3,989,435	0	0	3,989,435
Philippines	0	5,558,636	0	5,558,636
Poland	0	6,668,568	0	6,668,568
Qatar	0	3,219,914	0	3,219,914
Russia	6,153,597	20,781,192	0	26,934,789
South Africa	0	25,029,295	0	25,029,295
South Korea	5,826,100	69,253,446	0	75,079,546
Taiwan	0	69,623,091	0	69,623,091
Thailand	0	7,015,305	0	7,015,305
United Arab Emirates	0	3,000,549	0	3,000,549
United Kingdom	0	12,355,831	0	12,355,831
Exchange-traded funds	3,521,349	0	0	3,521,349
United States
Preferred stocks
Brazil	24,649,627	0	0	24,649,627
South Korea	0	2,912,688	0	2,912,688
Short-term investments
Investment companies	12,749,122	0	0	12,749,122

Total assets	$124,731,898	$462,933,092	$0	$587,664,990

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Global Small Cap Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 91.54%
Australia : 2.69%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	230,805	$4,390,805
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) «	122,091	3,213,824
		7,604,629

Austria : 0.55%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	12,415	1,566,749

Bermuda : 0.96%
Third Point Reinsurance Limited (Financials, Insurance) †	270,596	2,727,608

Canada : 6.12%
BlackBerry Limited (Information Technology, Communications Equipment)	208,627	1,522,977
Cott Corporation (Consumer Staples, Beverages)	205,735	2,632,872
Enerflex Limited (Energy, Energy Equipment & Services)	55,600	699,739
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	55,925	1,311,470
Mullen Group Limited (Industrials, Road & Rail)	175,991	1,345,468
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	74,719	6,283,121
Stantec Incorporated (Industrials, Professional Services)	104,700	2,494,141
Western Forest Products Incorporated (Materials, Paper & Forest Products)	972,117	1,045,921
		17,335,709

France : 3.78%
ALTEN SA (Information Technology, IT Services)	35,366	4,375,108
M6 Métropole Télévision SA (Communication Services, Media)	220,874	3,831,633
Mersen SA (Industrials, Electrical Equipment)	41,892	1,499,295
Vicat SA (Materials, Construction Materials)	22,270	999,178
		10,705,214

Germany : 4.65%
Cancom SE (Information Technology, IT Services)	29,041	1,636,354
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	38,528	2,996,782
Krones AG (Industrials, Machinery)	22,084	1,255,108
Nemetschek SE (Information Technology, Software)	15,530	863,424
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment) †	51,691	1,239,595
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	118,576	2,791,430
TLG Immobilien AG (Real Estate, Real Estate Management & Development)	81,381	2,391,858
		13,174,551

Hong Kong : 1.14%
Sunlight REIT (Real Estate, Equity REITs)	4,413,000	3,236,528

Ireland : 0.65%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	965,950	1,830,654

Italy : 1.08%
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	79,723	842,639
De’Longhi SpA (Consumer Discretionary, Household Durables)	77,161	1,551,409
Interpump Group SpA (Industrials, Machinery)	23,051	650,185
		3,044,233

Japan : 14.02%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	115,400	3,438,494
Daiseki Company Limited (Industrials, Commercial Services & Supplies)	91,700	2,179,089
DTS Corporation (Information Technology, IT Services)	160,000	3,497,429
Fuji Seal International Incorporated (Materials, Containers & Packaging)	124,400	3,644,589
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	43,200	2,311,848
Kyushu Railway Company (Industrials, Road & Rail)	38,100	1,085,549
Meitec Corporation (Industrials, Professional Services)	79,400	4,092,037
Nihon Parkerizing Company Limited (Materials, Chemicals)	293,600	3,271,475

1

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Global Small Cap Fund

	Shares	Value
Japan (continued)
ORIX JREIT Incorporated (Real Estate, Equity REITs)	2,414	$4,685,274
OSG Corporation (Industrials, Machinery)	65,400	1,298,104
Paramount Bed Holdings Company Limited (Health Care, Health Care Equipment & Supplies)	43,400	1,659,854
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	56,900	2,284,399
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	196,600	2,531,641
Taikisha Limited (Industrials, Construction & Engineering)	81,600	2,433,774
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	32,200	1,294,863
		39,708,419

Netherlands : 1.04%
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	25,745	761,942
Brunel International NV (Industrials, Professional Services)	108,145	1,541,878
IMCD Group NV (Industrials, Trading Companies & Distributors)	7,408	655,233
		2,959,053

Spain : 1.08%
Viscofan SA (Consumer Staples, Food Products)	62,277	3,048,307

Sweden : 0.64%
Hexpol AB (Materials, Chemicals)	239,572	1,822,916

Switzerland : 1.25%
Bossard Holding AG (Industrials, Trading Companies & Distributors)	5,098	702,956
Bucher Industries AG (Industrials, Machinery)	5,851	1,748,294
Dufry Group Register Shares (Consumer Discretionary, Specialty Retail)	5,604	491,480
OC Oerlikon Corporation AG (Industrials, Machinery)	56,939	609,431
		3,552,161

United Kingdom : 7.99%
Britvic plc (Consumer Staples, Beverages)	306,733	3,407,884
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	922,227	2,771,413
Elementis plc (Materials, Chemicals)	817,789	1,499,171
Hunting plc (Energy, Energy Equipment & Services)	158,939	979,421
IMI plc (Industrials, Machinery)	100,638	1,274,239
Mears Group plc (Industrials, Commercial Services & Supplies)	202,655	672,805
Morgan Advanced Materials plc (Industrials, Machinery)	539,641	1,662,625
NCC Group plc (Information Technology, IT Services)	762,772	1,714,217
Nomad Foods Limited (Consumer Staples, Food Products) †	247,940	5,521,624
Savills plc (Real Estate, Real Estate Management & Development)	113,727	1,312,651
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	58,482	1,801,421
		22,617,471

United States : 43.90%
ACI Worldwide Incorporated (Information Technology, Software) †	176,600	5,926,696
BMC Stock Holdings Incorporated (Industrials, Trading Companies & Distributors) †	221,200	4,678,380
Bottomline Technologies (de) Incorporated (Information Technology, Software) †	66,400	2,794,776
CBIZ Incorporated (Industrials, Professional Services) †	279,539	6,532,825
Central Garden & Pet Company Class A (Consumer Staples, Household Products) †	213,200	5,873,660
Continental Building Product (Industrials, Building Products) †	130,885	3,217,153
CSW Industrials Incorporated (Industrials, Building Products)	86,362	6,098,021
Dine Brands Global Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	55,850	4,584,726
Forward Air Corporation (Industrials, Air Freight & Logistics)	82,100	5,172,300
Gibraltar Industries Incorporated (Industrials, Building Products) †	132,700	5,499,088
Healthcare Services Group Incorporated (Industrials, Commercial Services & Supplies)	65,700	1,570,887
Horace Mann Educators Corporation (Financials, Insurance)	96,600	4,196,304
Hostess Brands Incorporated (Consumer Staples, Food Products) †	410,100	5,790,612
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies) †	16,800	4,274,592
Innoviva Incorporated (Health Care, Pharmaceuticals) †	195,987	2,328,325
Jack in the Box Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	68,970	4,954,115
LogMeIn Incorporated (Information Technology, Software)	18,800	1,428,236
Mayville Engineering Company Incorporated (Materials, Metals & Mining) †	425,000	5,597,250
MGE Energy Incorporated (Utilities, Electric Utilities)	83,792	6,213,177

2

Wells Fargo Global Small Cap Fund	Portfolio of investments — July 31, 2019 (unaudited)

			Shares	Value
United States (continued)
MKS Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			30,200	$2,570,926
Movado Group Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			91,800	2,417,094
National Western Life Group Class A (Financials, Insurance)			11,781	3,169,089
Natus Medical Incorporated (Health Care, Health Care Equipment & Supplies) †			163,200	5,070,624
Retail Value Incorporated (Real Estate, Equity REITs)			121,752	4,582,745
Standex International Corporation (Industrials, Machinery)			30,851	2,170,985
Stepan Company (Materials, Chemicals)			32,000	3,172,800
Virtusa Corporation (Information Technology, IT Services) †			34,919	1,560,181
WD-40 Company (Consumer Staples, Household Products)			34,200	6,209,352
Weingarten Realty Investors (Real Estate, Equity REITs)			126,200	3,522,242
Westwood Holdings Group Incorporated (Financials, Capital Markets)			26,539	830,671
WPX Energy Incorporated (Energy, Oil, Gas & Consumable Fuels) †			223,400	2,332,296
				124,340,128

Total Common Stocks (Cost $232,686,135)				259,274,330

		Yield
Short-Term Investments : 10.20%
Investment Companies : 10.20%
Securities Lending Cash Investments LLC (I)(r)(u)		2.48%	5,427,778	5,428,321
Wells Fargo Government Money Market Fund Select Class (I)(u)		2.26	23,449,217	23,449,217
Total Short-Term Investments (Cost $28,877,810)				28,877,538

Total investments in securities (Cost $261,563,945)	101.74%			288,151,868
Other assets and liabilities, net	(1.74)			(4,930,092)

Total net assets	100.00%			$283,221,776

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,683,969	102,085,876	99,342,067	5,427,778	$5,428,321
Wells Fargo Government Money Market Fund Select Class	16,091,244	111,482,963	104,124,990	23,449,217	23,449,217

					$28,877,538	10.20%

Wells Fargo Global Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$7,604,629	$0	$7,604,629
Austria	1,566,749	0	0	1,566,749
Bermuda	2,727,608	0	0	2,727,608
Canada	17,335,709	0	0	17,335,709
France	0	10,705,214	0	10,705,214
Germany	4,028,212	9,146,339	0	13,174,551
Hong Kong	0	3,236,528	0	3,236,528
Ireland	1,830,654	0	0	1,830,654
Italy	0	3,044,233	0	3,044,233
Japan	0	39,708,419	0	39,708,419
Netherlands	0	2,959,053	0	2,959,053
Spain	0	3,048,307	0	3,048,307
Sweden	0	1,822,916	0	1,822,916
Switzerland	0	3,552,161	0	3,552,161
United Kingdom	7,908,646	14,708,825	0	22,617,471
United States	124,340,128	0	0	124,340,128
Short-term investments
Investment companies	28,877,538	0	0	28,877,538

Total assets	$188,615,244	$99,536,624	$0	$288,151,868

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 95.81%
Australia : 0.39%
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	216,436	$1,171,169

Brazil : 0.44%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels) †	90,543	1,328,266

Canada : 4.22%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †«	211,600	3,807,774
Lundin Mining Corporation (Materials, Metals & Mining)	1,832,345	8,871,560
		12,679,334

China : 11.53%
China Everbright Limited (Financials, Capital Markets)	2,944,000	3,888,969
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	998,500	8,491,617
Han’s Laser Technology Industry Group Company Limited (Industrials, Machinery)	966,799	4,058,814
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	373,558	6,458,818
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	762,520	6,006,012
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	2,992,800	5,754,981
		34,659,211

France : 5.14%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	225,820	8,650,847
Orange SA (Communication Services, Diversified Telecommunication Services)	458,563	6,797,043
		15,447,890

Germany : 5.10%
Metro AG (Consumer Staples, Food & Staples Retailing) «	244,680	3,763,623
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	14,924	3,556,503
Rheinmetall AG (Industrials, Industrial Conglomerates)	19,652	2,229,970
SAP SE (Information Technology, Software)	32,972	4,030,366
Siemens AG (Industrials, Industrial Conglomerates)	15,955	1,736,435
		15,316,897

Hong Kong : 2.02%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	6,024,000	6,072,410

India : 2.45%
Zee Entertainment Enterprises Limited (Communication Services, Media)	1,404,026	7,350,440

Ireland : 1.58%
Greencore Group plc (Consumer Staples, Food Products)	1,830,222	4,758,616

Israel : 2.17%
Check Point Software Technologies Limited (Information Technology, Software) †	58,288	6,525,342

Italy : 5.14%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	503,367	7,863,246
Prysmian SpA (Industrials, Electrical Equipment)	367,517	7,565,932
		15,429,178

Japan : 10.97%
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	217,800	3,964,901
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,779,700	7,673,240
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	244,100	8,654,517
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,023,300	5,054,080

1

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo International Equity Fund

	Shares	Value
Japan (continued)
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	221,700	$7,630,002
		32,976,740

Malaysia : 1.70%
CIMB Group Holdings Bhd (Financials, Banks)	4,150,642	5,093,026

Netherlands : 8.15%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	156,554	7,344,051
NN Group NV (Financials, Insurance)	240,283	9,027,686
OCI NV (Materials, Chemicals) †	310,661	8,102,666
		24,474,403

Norway : 2.99%
Den Norske Bank ASA (Financials, Banks)	501,455	8,971,330

Russia : 0.99%
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	363,591	2,970,538

Singapore : 2.46%
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	1,602,500	7,404,726

South Africa : 1.10%
Sasol Limited (Materials, Chemicals)	153,160	3,311,865

South Korea : 3.06%
Hana Financial Group Incorporated (Financials, Banks)	74,440	2,178,866
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	2,228	2,135,172
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	23,347	4,887,257
		9,201,295

Switzerland : 4.41%
LafargeHolcim Limited (Materials, Construction Materials)	164,433	8,070,782
Novartis AG (Health Care, Pharmaceuticals)	56,619	5,191,896
		13,262,678

Thailand : 1.71%
Siam Commercial Bank plc (Financials, Banks)	1,158,300	5,148,285

United Kingdom : 15.91%
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,514,935	10,023,939
Fresnillo plc (Materials, Metals & Mining)	306,726	2,213,822
John Wood Group plc (Energy, Energy Equipment & Services)	1,458,414	9,397,595
Kingfisher plc (Consumer Discretionary, Specialty Retail)	1,347,151	3,637,154
Man Group plc (Financials, Capital Markets)	948,076	1,956,816
Melrose Industries plc (Industrials, Electrical Equipment)	2,036,793	4,596,860
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †	143,396	6,801,272
Smiths Group plc (Industrials, Industrial Conglomerates)	461,046	9,169,181
		47,796,639

United States : 2.18%
Gentex Corporation (Consumer Discretionary, Auto Components)	239,145	6,557,356

Total Common Stocks (Cost $275,586,449)		287,907,634

2

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2019 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 4.81%
Investment Companies : 4.81%
Securities Lending Cash Investments LLC (l)(r)(u)		2.46%	7,978,633	$7,979,431
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.26	6,458,271	6,458,271
Total Short-Term Investments (Cost $14,438,338)				14,437,702

Total investments in securities (Cost $290,024,787)	100.62%			302,345,336
Other assets and liabilities, net	(0.62)			(1,850,628)

Total net assets	100.00%			$300,494,708

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
10,460,204 USD	9,239,900 EUR	Goldman Sachs	9-6-2019	$203,028	$0
15,685,320 USD	12,312,700 GBP	Morgan Stanley	9-9-2019	683,951	0

				$886,979	$0

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$1,171,169	$0	$1,171,169
Brazil	1,328,266	0	0	1,328,266
Canada	12,679,334	0	0	12,679,334
China	6,458,818	28,200,393	0	34,659,211
France	0	15,447,890	0	15,447,890
Germany	0	15,316,897	0	15,316,897
Hong Kong	0	6,072,410	0	6,072,410
India	0	7,350,440	0	7,350,440
Ireland	4,758,616	0	0	4,758,616
Israel	6,525,342	0	0	6,525,342
Italy	0	15,429,178	0	15,429,178

Japan	0	32,976,740	0	32,976,740
Malaysia	0	5,093,026	0	5,093,026
Netherlands	0	24,474,403	0	24,474,403
Norway	0	8,971,330	0	8,971,330
Russia	2,970,538	0	0	2,970,538
Singapore	0	7,404,726	0	7,404,726
South Africa	0	3,311,865	0	3,311,865
South Korea	0	9,201,295	0	9,201,295
Switzerland	0	13,262,678	0	13,262,678
Thailand	0	5,148,285	0	5,148,285
United Kingdom	6,801,272	40,995,367	0	47,796,639
United States	6,557,356	0	0	6,557,356
Short-term investments
Investment companies	14,437,702	0	0	14,437,702

	62,517,244	239,828,092	0	302,345,336
Forward foreign currency contracts	0	886,979	0	886,979

Total assets	$62,517,244	$240,715,071	$0	$303,232,315

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At July 31 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.19%
Belgium : 2.10%
Anheuser-Busch InBev NV ADR (Consumer Staples, Beverages) «	31,400	$3,170,772
France : 5.55%
Air Liquide SA (Materials, Chemicals)	21,350	2,947,075
Capgemini SA (Information Technology, IT Services)	29,500	3,745,447
Societe Generale SA (Financials, Banks)	68,600	1,680,334
		8,372,856
Germany : 1.81%
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	166,800	2,732,363
Hong Kong : 3.51%
AIA Group Limited (Financials, Insurance)	322,000	3,295,915
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,022,190	2,001,539
		5,297,454
Ireland : 2.44%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	36,000	3,669,840
Japan : 8.31%
Nidec Corporation (Industrials, Electrical Equipment)	23,700	3,169,067
ORIX Corporation (Financials, Diversified Financial Services)	164,100	2,342,024
Renesas Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	581,900	3,419,981
Sony Corporation (Consumer Discretionary, Household Durables)	63,140	3,591,019
		12,522,091
Netherlands : 5.63%
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	60,300	3,288,159
Airbus SE (Industrials, Aerospace & Defense)	15,400	2,176,957
Unilever NV (Consumer Staples, Personal Products)	52,400	3,025,576
		8,490,692
Switzerland : 6.91%
Nestle SA (Consumer Staples, Food Products)	29,500	3,129,572
Novartis AG ADR (Health Care, Pharmaceuticals)	31,300	2,866,454
Roche Holding AG (Health Care, Pharmaceuticals)	8,900	2,382,219
UBS Group AG (Financials, Capital Markets)	182,900	2,041,499
		10,419,744
United Kingdom : 5.27%
Aon plc (Financials, Insurance)	15,300	2,895,525
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	92,000	2,886,820
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)	1,191,500	2,168,509
		7,950,854
United States : 57.66%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	17,300	1,506,830
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	23,800	3,585,232
Affiliated Managers Group Incorporated (Financials, Capital Markets)	16,700	1,432,693
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services)	3,370	4,100,212
American International Group Incorporated (Financials, Insurance)	66,600	3,728,934
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	6,700	1,427,368
BB&T Corporation (Financials, Banks)	54,800	2,823,844
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	23,900	2,942,329
Cigna Corporation (Health Care, Health Care Providers & Services)	22,870	3,886,070
CIT Group Incorporated (Financials, Banks)	62,900	3,179,595
Comcast Corporation Class A (Communication Services, Media)	84,900	3,665,133

1

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Intrinsic World Equity Fund

			Shares	Value
United States (continued)
Dollar Tree Incorporated (Consumer Discretionary, Multiline Retail)			30,400	$3,093,200
Eli Lilly & Company (Health Care, Pharmaceuticals)			21,100	2,298,845
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			28,000	2,403,800
General Dynamics Corporation (Industrials, Aerospace & Defense)			16,900	3,142,386
Gilead Sciences Incorporated (Health Care, Biotechnology)			46,000	3,013,920
Honeywell International Incorporated (Industrials, Industrial Conglomerates)			19,000	3,276,740
Intercontinental Exchange Incorporated (Financials, Capital Markets)			33,900	2,978,454
Merck & Company Incorporated (Health Care, Pharmaceuticals)			39,300	3,261,507
Microsoft Corporation (Information Technology, Software)			37,000	5,041,990
Mondelez International Incorporated Class A (Consumer Staples, Food Products)			58,100	3,107,769
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			27,500	4,563,900
Schlumberger Limited (Energy, Energy Equipment & Services)			43,900	1,754,683
The Walt Disney Company (Communication Services, Entertainment)			21,500	3,074,715
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			15,800	1,887,626
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)			44,600	2,465,042
Visa Incorporated Class A (Information Technology, IT Services)			29,800	5,304,400
Vulcan Materials Company (Materials, Construction Materials)			28,740	3,976,179
				86,923,396
Total Common Stocks (Cost $115,308,865)				149,550,062

		Yield
Short-Term Investments : 1.94%
Investment Companies : 1.94%
Securities Lending Cash Investments LLC (l)(r)(u)		2.46%	1,421,233	1,421,375
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.26	1,502,255	1,502,255
Total Short-Term Investments (Cost $2,923,630)				2,923,630
Total investments in securities (Cost $118,232,495)	101.13%			152,473,692
Other assets and liabilities, net	(1.13)			(1,709,756)
Total net assets	100.00%			$150,763,936

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,363,341	40,099,619	41,041,727	1,421,233	$1,421,375
Wells Fargo Government Money Market Fund Select Class	564,878	13,392,514	12,455,137	1,502,255	1,502,255

					$2,923,630	1.94%

Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the

Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$3,170,772	$0	$0	$3,170,772
France	0	8,372,856	0	8,372,856
Germany	0	2,732,363	0	2,732,363
Hong Kong	0	5,297,454	0	5,297,454
Ireland	3,669,840	0	0	3,669,840
Japan	0	12,522,091	0	12,522,091
Netherlands	6,313,735	2,176,957	0	8,490,692
Switzerland	2,866,454	7,553,290	0	10,419,744
United Kingdom	2,895,525	5,055,329	0	7,950,854
United States	86,923,396	0	0	86,923,396
Short-term investments
Investment companies	2,923,630	0	0	2,923,630

Total assets	$108,763,352	$43,710,340	$0	$152,473,692

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special International Small Cap Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 93.65%
Australia : 5.80%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	9,093	$172,984
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,698	123,666
		296,650

Austria : 1.17%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	475	59,944

Canada : 7.88%
Cott Corporation (Consumer Staples, Beverages)	8,000	102,379
Enerflex Limited (Energy, Energy Equipment & Services)	2,100	26,429
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	2,200	51,591
Mullen Group Limited (Industrials, Road & Rail)	6,700	51,222
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †	1,900	32,478
Stantec Incorporated (Industrials, Professional Services)	4,100	97,669
Western Forest Products Incorporated (Materials, Paper & Forest Products)	38,300	41,208
		402,976

France : 8.24%
ALTEN SA (Information Technology, IT Services)	1,395	172,575
M6 Métropole Télévision SA (Communication Services, Media)	8,654	150,126
Mersen SA (Industrials, Electrical Equipment)	1,654	59,196
Vicat SA (Materials, Construction Materials)	880	39,483
		421,380

Germany : 10.12%
Cancom SE (Information Technology, IT Services)	1,147	64,629
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	1,507	117,217
Krones AG (Industrials, Machinery)	863	49,047
Nemetschek SE (Information Technology, Software)	613	34,081
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment) †	2,037	48,849
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	4,675	110,055
TLG Immobilien AG (Real Estate, Real Estate Management & Development)	3,198	93,992
		517,870

Hong Kong : 2.50%
Sunlight REIT (Real Estate, Equity REITs)	174,000	127,613

Ireland : 1.40%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	37,807	71,651

Italy : 2.31%
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,040	32,132
De’Longhi SpA (Consumer Discretionary, Household Durables)	3,018	60,680
Interpump Group SpA (Industrials, Machinery)	902	25,355
		118,167

Japan : 30.00%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	4,300	128,124
Daiseki Company Limited (Industrials, Commercial Services & Supplies)	3,600	85,548
DTS Corporation (Information Technology, IT Services)	6,300	137,711
Fuji Seal International Incorporated (Materials, Containers & Packaging)	4,900	143,557
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,700	90,975
Kyushu Railway Company (Industrials, Road & Rail)	1,500	42,738
Meitec Corporation (Industrials, Professional Services)	3,100	159,765
Nihon Parkerizing Company Limited (Materials, Chemicals)	10,900	121,455
ORIX JREIT Incorporated (Real Estate, Equity REITs)	94	182,442
OSG Corporation (Industrials, Machinery)	2,500	49,622
Paramount Bed Holdings Company Limited (Health Care, Health Care Equipment & Supplies)	1,700	65,017
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	2,100	84,310

1

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Special International Small Cap Fund

			Shares	Value
Japan (continued)
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)			7,400	$95,291
Taikisha Limited (Industrials, Construction & Engineering)			3,200	95,442
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)			1,300	52,277
				1,534,274

Netherlands : 2.26%
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)			1,016	30,069
Brunel International NV (Industrials, Professional Services)			4,216	60,110
IMCD Group NV (Industrials, Trading Companies & Distributors)			290	25,549
				115,728

Spain : 2.33%
Viscofan SA (Consumer Staples, Food Products)			2,437	119,285

Sweden : 1.40%
Hexpol AB (Materials, Chemicals)			9,423	71,700

Switzerland : 2.71%
Bossard Holding AG (Industrials, Trading Companies & Distributors)			200	27,578
Bucher Industries AG (Industrials, Machinery)			229	68,426
Dufry Group Register Shares (Consumer Discretionary, Specialty Retail)			219	19,207
OC Oerlikon Corporation AG (Industrials, Machinery)			2,183	23,365
				138,576

United Kingdom : 15.53%
Britvic plc (Consumer Staples, Beverages)			11,998	133,301
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			36,606	110,006
Elementis plc (Materials, Chemicals)			32,003	58,668
Hunting plc (Energy, Energy Equipment & Services)			6,269	38,631
IMI plc (Industrials, Machinery)			3,976	50,343
Mears Group plc (Industrials, Commercial Services & Supplies)			8,043	26,702
Morgan Advanced Materials plc (Industrials, Machinery)			21,179	65,252
NCC Group plc (Information Technology, IT Services)			30,024	67,475
Nomad Foods Limited (Consumer Staples, Food Products) †			5,463	121,661
Savills plc (Real Estate, Real Estate Management & Development)			4,451	51,374
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)			2,305	71,001
				794,414

Total Common Stocks (Cost $4,714,062)				4,790,228

		Yield
Short-Term Investments : 6.62%
Investment Companies : 6.62%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.26%	338,552	338,552

Total Short-Term Investments (Cost $338,552)				338,552

Total investments in securities (Cost $5,052,614)	100.27%			5,128,780
Other assets and liabilities, net	(0.27)			(13,616)

Total net assets	100.00%			$5,115,164

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	5,250,366	4,911,814	338,552	$338,552	6.62%

Wells Fargo Special International Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$296,650	$0	$296,650
Austria	59,944	0	0	59,944
Canada	402,976	0	0	402,976
France	0	421,380	0	421,380
Germany	158,621	359,249	0	517,870
Hong Kong	0	127,613	0	127,613
Ireland	71,651	0	0	71,651
Italy	0	118,167	0	118,167
Japan	0	1,534,274	0	1,534,274
Netherlands	0	115,728	0	115,728
Spain	0	119,285	0	119,285
Sweden	0	71,700	0	71,700
Switzerland	0	138,576	0	138,576
United Kingdom	215,838	578,576	0	794,414
Short-term investments
Investment companies	338,552	0	0	338,552

Total assets	$1,247,582	$3,881,198	$0	$5,128,780

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.